Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Registrant Name	NUTEX HEALTH INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41346
Entity Tax Identification Number	11-3363609
Entity Address, Address Line One	6030 S. Rice Ave
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77081
City Area Code	713
Local Phone Number	660-0557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NUTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001479681
Amendment Flag	false